Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future minimum lease payments for capital leases and noncancelable operating leases
Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

	Capital	Operating
(dollars in millions)	Lease Payments	Lease Payments

Year ending December 31:
2014	$16.8	$105.9
2015	14.4	84.8
2016	10.8	80.8
2017	7.6	65.3
2018	4.3	51.7
Thereafter	64.6	390.7

Future minimum lease payments	118.5	779.2
Less: amount representing interest	(58.3)	–

Lease obligations at December 31, 2013	$60.2	$779.2